Income Tax Receivable	9 Months Ended
Dec. 31, 2016
Zeecol Limited [Member]
Income Tax Receivable
3. Income Tax Receivable	2016	2015
	$	$
Opening Balance	2,647	1.424
Less:
Refmd Received	(3.204)	-
Plus:
Interest R’AT Received	747	1,223
Income Tax (Receivable)	190	2,647